Stated share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of shares authorized and issued

Figures in thousand	2025	2024	2023
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,830,567	2,830,567	2,830,370
Shares issued under Sibanye-Stillwater/SGL share plan	—	—	197
Number of shares in issue at end of the year	2,830,567	2,830,567	2,830,567